Supplement No. 1 dated September 11, 1997
                                       to
                        Prospectus dated February 1, 1997
                                       for
                       STATE STREET RESEARCH CAPITAL FUND
                 a series of State Street Research Capital Trust


Management of the Fund

         Under the above caption at page 25 of the Prospectus, the sixth paragraph is revised in its entirety as follows:

        "The Fund is managed by Peter C. Bennett. Mr. Bennett has managed the Fund since August 1997. Mr. Bennett's principal occupation currently is Executive Vice President and Director of the Investment Manager, State Street Research & Management Company. Mr. Bennett also serves as Chief Investment Officer-Equities and is a member of the Management Committee of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager."


CONTROL NUMBER: 4304-970910(0298)SSR-LD                              CF-766E-997

                     Supplement No. 1 dated September 11, 1997
                                       to
                        Prospectus dated February 1, 1997
                                       for
                   STATE STREET RESEARCH EMERGING GROWTH FUND
                 a series of State Street Research Capital Trust


Management of the Fund

         Under the above caption at page 23 of the Prospectus, the sixth paragraph is revised in its entirety as follows:

         "The Fund is managed by Jesus A. Cabrera. Mr. Cabrera has managed the Fund since August 1997, and previously from August 1996 through November 1996. His principal occupation currently is Vice President of the Investment Manager, State Street Research & Management Company. During the past five years he has also served as Vice President and co-portfolio manager at First Chicago Investment Management Company and as an analyst at Kemper Financial Services and First Bank of Chicago."


CONTROL NUMBER: 4303-970910(0298)SSR-LD                             SCG-767E-997